Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Effective Income Tax Rate Reconciliation, State and Local Jurisdiction, Contribution Greater than 50 Percent, Tax Effect [Extensible Enumeration]	Florida and New York
Deferred tax assets, valuation allowance	$ 0
Uncertain tax positions	$ 0	$ 0